Note 9 - Summary of Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Quarterly Financial Information [Table Text Block]
	Quarter Ended
	June 30, 2015	September 30, 2015	December 31, 2015	March 31, 2016
Net sales	$23,968,569	$23,165,705	$18,548,247	$15,948,861
Gross profit	2,141,893	907,703	1,467,289	176,759
Net earnings (loss)	525,949	(193,294)	485,120	(523,775)
Basic (1)	.08	(.03)	.07	(.08)
Diluted (1)	.08	(.03)	.07	(.08)
	Quarter Ended
	June 30, 2014	September 30, 2014	December 31, 2014	March 31, 2015
Net sales	$27,904,521	$31,544,474	$23,552,636	$25,321,149
Gross profit	1,042,061	2,420,929	1,258,797	356,281
Net earnings (loss)	(118,250)	765,655	187,643	(452,718)
Basic (1)	(.02)	.11	.03	(.07)
Diluted (1)	(.02)	.11	.03	(.07)